Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023
Class A [Member]
Numerator:
Allocation of net (loss) income, Basic		$ (392,024)	$ 765,894	$ 5,973,630
Denominator
Weighted-average shares outstanding, Basic		18,909,000	9,874,700	16,635,787	[1]		[1]
Basic net (loss) income per share		$ (0.02)	$ 0.08	$ 0.36
Allocation of net (loss) income, Diluted		$ (392,024)	$ 750,726	$ 5,953,340
Weighted-average shares outstanding, Diluted		18,909,000	9,874,700	16,635,787	[1]		[1]
Diluted net (loss) income per share		$ (0.02)	$ 0.08	$ 0.36
Class B [Member]
Numerator:
Allocation of net (loss) income, Basic		$ (95,368)	$ 334,547	$ 1,625,882		$ (41,692)
Denominator
Weighted-average shares outstanding, Basic	[2]	4,600,000	4,313,333	4,527,869	[1],[3]	4,000,000	[1],[3]
Basic net (loss) income per share		$ (0.02)	$ 0.08	$ 0.36		$ (0.01)
Allocation of net (loss) income, Diluted		$ (95,368)	$ 349,716	$ 1,646,173		$ (41,692)
Weighted-average shares outstanding, Diluted	[2]	4,600,000	4,600,000	4,600,000	[1],[3]	4,000,000	[1],[3]
Diluted net (loss) income per share		$ (0.02)	$ 0.08	$ 0.36		$ (0.01)

[1]	At December 31, 2023, excludes an aggregate of 600,000 Class B ordinary shares that are subject to forfeiture.
[2]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor.
[3]	As of December 31, 2023, excludes an aggregate of up to 600,000 Class B ordinary shares that are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised. On February 13, 2024, simultaneously with the closing of the Initial Public Offering, the underwriter fully exercised its over-allotment option, and accordingly, the 600,000 Founder Shares are no longer subject to forfeiture (Note 5).